Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
2	SIGNIFICANT ACCOUNTING POLICIES

(a)	USE OF ESTIMATES: The preparation of the consolidated financial statements in conformity with United States generally accepted accounting principles, or U.S. GAAP, requires the Group’s management to make estimates and assumptions about current and future events that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.

Future events and their effects cannot be determined with absolute certainty. Therefore, the determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. Actual results ultimately may differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions relate to mineral reserves that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortization calculations; environmental, reclamation and closure obligations; estimates of recoverable gold and other materials in heap leach pads; asset impairments (including impairments of goodwill, long-lived assets, and investments); write-downs of inventory to market; post employment, post retirement and other employee benefit liabilities (including valuation of share-based compensation); valuation allowances for deferred tax assets; reserves for contingencies and litigation; and the fair value and accounting treatment of financial instruments.

The following are accounting policies used by the Group which have been consistently applied for all periods presented:

(b)	CONSOLIDATION: The Group’s financial statements include the financial statements of the Group, and its subsidiaries, and its share of results of investments in associates. A company in which the Group has, directly or indirectly, through subsidiary undertakings, a controlling interest is classified as a subsidiary undertaking. In addition, the Company reviews its relationships with other entities to assess if the Company is the primary beneficiary of a variable interest entity. If the determination is made that the Company is the primary beneficiary, then that entity is consolidated from the date that the Company was deemed to have become the primary beneficiary. The results of subsidiaries acquired or disposed of are included in the Group statements from the effective dates of acquisition or excluded from such statements as from the effective dates of disposal. Investments in companies which the Company does not control, but where it has the ability to exercise significant influence over their operating and financial policies, are accounted for by the equity method.

Inter-company transactions and balances are eliminated on consolidation. Gains or losses that arise from a change in the Group’s interest in subsidiaries or equity method investees’ are recognized in equity.

Any excess between the purchase price and the fair value of the attributable net assets of subsidiaries and associates at the date of acquisition is capitalized as goodwill.

Goodwill is not amortized; however it is subject to an annual assessment for impairment. The Company evaluates the carrying amount of goodwill to determine whether current events and circumstances indicate that such carrying amount may no longer be recoverable. To accomplish this, the Company compares the estimated fair values of its reporting units to their carrying amounts. If the carrying value of the reporting unit exceeds its estimated fair value, the Company compares the implied fair value of the reporting unit’s goodwill to its carrying amount, and any excess of the carrying value over the fair value is charged to earnings. The Company’s fair value estimates are based on numerous assumptions and it is possible that actual fair values will be significantly different from the estimates, as actual future quantities of recoverable minerals, gold and other commodity prices, production levels and operating costs of production and capital are each subject to significant risks and uncertainties.

(c)	(i)

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions are recorded at the prevailing exchange rate at the date of the transaction. Monetary assets and liabilities designated in foreign currencies are translated at the exchange rate ruling at period end. Gains and losses arising from these translations are recognized in net income or loss.

(ii)	FOREIGN ENTITIES: The Group’s foreign entities are regarded as those entities that are considered to be self-sustaining. The balance sheets and statements of operations of foreign subsidiaries are translated on the following basis:

Assets and liabilities are translated at the prevailing exchange rate at period end. Statement of operations items are translated at the average exchange rate for the period. Exchange differences on translation are accounted for in shareholders’ equity. These differences are recognized in net income or loss upon realization of the underlying foreign entity.

(iii)

FUNCTIONAL CURRENCY: The functional currency of the Group’s South African operations is the South African Rand, of its Australian operations is the Australian dollar, of its Ghanaian operations and of its Peruvian operation is the U.S. dollar. The translation differences arising as a result of converting the South African Rand and the Australian dollar to U.S. dollars (reporting currency) using the current exchange rate method are included as a separate component of Accumulated Other Comprehensive Income.

(d)	PROPERTY, PLANT AND EQUIPMENT

(i)	MINING ASSETS: Mining assets, including mine development costs and mine plant facilities, are recorded at cost.

At the Group’s surface mines, when it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, costs incurred to develop the property are capitalized as incurred until saleable minerals are extracted from the mine and are amortized using the units-of-production method over the estimated life of the ore body based on estimated recoverable ounces or pounds mined from proven and probable reserves. These costs include costs to further delineate the ore body and remove overburden to initially expose the ore body. Subsequent mine development costs are treated as variable production costs.

At the Group’s underground mines, the Group capitalizes all underground development costs to access specific ore blocks or other areas of the mine where such costs will provide future economic benefits as a result of establishing proven and probable reserves associated with a specific block or area of operations, even after the reef horizon may have been intersected with the development of the first specific ore block or area of the mine. All costs associated with the development of a specific underground block or area are capitalized until saleable minerals are extracted from that specific block or area. At the Group’s underground mines, these costs include the cost of shaft sinking and access, the costs of building access ways, lateral development, drift development, ramps, box cuts and other infrastructure development.

The costs incurred to access specific ore blocks or areas of the mine, which only provide an economic benefit over the period during which that ore block or area is being mined, are attributed to earnings using the units-of-production method where the denominator is estimated recoverable ounces of gold contained in proven and probable reserves within that ore block or area. Capitalized costs that provide an economic benefit over the entire mine life, such as the initial primary shaft in an underground complex, will continue to be attributed to earnings using the units-of-production method, where the denominator is the estimated recoverable ounces of gold contained in total accessible proven and probable reserves. Accessible proven and probable reserves, also referred to as “above infrastructure proven and probable reserves”, relate to mineralization which is located at a level at which an operation currently has infrastructure sufficient to allow mining operations to occur.

Interest on borrowings incurred in respect of assets requiring a substantial period of time to prepare for their intended use is capitalized to the date on which the assets are substantially completed and ready for their intended use.

(ii)	LAND: Land is shown at cost and is not depreciated.

(iii)	MINERAL INTERESTS: Mineral interests represent mineral and surface use rights for parcels of land owned by the Group. Mineral interests and other tangible assets include acquired mineral use rights in production, development and exploration stage properties. The amount capitalized related to mineral interests represents its fair value at the time it was acquired, either as an individual asset purchase or as part of a business combination.

Production stage mineral interests represent mineral interests in operating properties that contain proven and probable reserves. Development stage mineral interests represent interests in properties under development that contain proven and probable reserves. Exploration stage mineral interests represent interests in properties that are believed to potentially contain (i) other mineralized material such as inferred material within pits, measured, indicated and inferred material with insufficient drill spacing to qualify as proven and probable reserves; and inferred material in close proximity to proven and probable reserves; (ii) around-mine exploration potential such as inferred material not immediately adjacent to existing reserves and mineralization but located within the immediate mine infrastructure; (iii) other mine-related exploration potential that is not part of measured, indicated or inferred material and is comprised mainly of material outside of the immediate mine area; or (iv) greenfield exploration potential that is not associated with any other production, development or exploration stage property as described above. The Group’s mineral use rights are enforceable regardless of whether proven or probable reserves have been established. In certain limited situations, the nature of a use right changes from an exploration right to mining right upon the establishment of proven and probable reserves. The Group has the ability and intent to renew mineral use rights where the existing term is not sufficient to recover all identified and valued proven and probable reserves and/or undeveloped mineral interests.

(iv)	AMORTIZATION AND DEPRECIATION OF MINING ASSETS: Mining assets, mine development and evaluation costs, and mine plant facilities are amortized over the life of mine using the units-of-production method, based on estimated above infrastructure proven and probable ore reserves. Proven and probable ore reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in future from known mineral deposits. At the Group’s South African operations, its amortization and depreciation calculations are generally based on the Group’s most recent life-of-mine plan and annual above-infrastructure reserve declarations as approved by the Company’s Board. However, if management becomes aware of significant changes in its above-infrastructure reserves ahead of the scheduled updates, management would update its amortization and depreciation calculations and then subsequently notify the Company’s Board. A similar approach is followed at the Group’s operations in Ghana and Peru, due to the longer-life of the primary ore body. At the Group’s other international operations, such as Australia, the Group’s amortization and depreciation calculations are updated on a more regular basis during the year for all known changes in proven and probable reserves. The nature and life-span of the ore body, and the on-going information gathered in connection with the ore body, facilitates these more frequent updates.

(v)	AMORTIZATION OF MINERAL INTERESTS: Mineral interests associated with production stage mineral interests are amortized over the life-of-mine using the units-of-production method in order to match the amortization with the expected underlying future cash flows. Mineral interests associated with development and exploration stage mineral interests are not amortized until such time as the underlying property is converted to the production stage.

(vi)	DEPRECIATION OF NON-MINING ASSETS: Other non-mining assets are recorded at cost and depreciated on a straight-line basis over their expected useful lives as follows:

Vehicles	—	20.0%
Computers	—	33.3%
Furniture and Equipment	—	10.0%

(vii)	MINING EXPLORATION: Expenditure on exploration activities is expensed as incurred. Such expenditure includes the costs incurred for purposes of upgrading resources from one category to another or for purposes of upgrading resources to proven and probable reserves, even when in close proximity to the Company’s development and production stage properties. When it has been determined that a property can be economically developed as a result of establishing proven and probable reserves, costs incurred prospectively to develop the property are capitalized as mine development costs.

(viii)	IMPAIRMENT: The Group reviews and tests the carrying amounts of long-lived assets, which include development costs, when events or changes in circumstances suggest that the carrying amount may not be recoverable. For impairment purposes, assets are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The lowest level at which such cash flows are generated is generally at an individual operating mine, even if the individual operating mine is included in a larger mine complex.

If there are indications that an impairment may have occurred, the Group prepares estimates of expected future cash flows for each group of assets. Expected future cash flows are based on a probability-weighted approach applied to potential outcomes and reflect:

•	estimated sales proceeds from the production and sale of recoverable ounces of gold contained in proven and probable reserves;

•	expected gold prices and currency exchange rates (considering historical and current prices, price trends and related factors);

•

expected future operating costs and capital expenditures to produce proven and probable gold reserves based on approved life-of-mine plans that assume current plant capacity, but exclude the impact of inflation; and

•	expected cash flows associated with value beyond proven and probable reserves, which include the expected cash outflows required to develop and extract the value beyond proven and probable reserves.

The impairment analysis first compares the total estimated cash flows on an undiscounted basis to the carrying amount of the asset, including goodwill, if any. If the undiscounted cash flows are less than the carrying amount of the asset, a second step is performed. The Group records a reduction of a group of assets to fair value as a charge to earnings if discounted expected future cash flows are less than the carrying amount. The Group estimates fair value by discounting the expected future cash flows using a discount factor, adjusted for inflation, that reflects the risk- free rate of interest for a term consistent with the period of expected cash flows.

Management’s estimate of future cash flows is subject to risk and uncertainties. It is therefore reasonably possible that changes could occur which may affect the recoverability of the Group’s mining assets.

(e)	INCOME TAXES: Deferred taxation is calculated on the comprehensive basis using the balance sheet (assets and liabilities) approach. Deferred tax liabilities and assets are recognized by applying expected tax rates to the temporary differences existing at each reporting date between the tax values and their carrying amounts. These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled. The effect on deferred tax of any changes in tax rates is recognized in net income or loss during the period in which the change occurs.

The principal temporary differences arise from depreciation on property, plant and equipment, provisions, unutilized capital allowances and tax losses carried forward. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely than not that such assets will not be realized.

The Group recognizes interest and penalties, if any, in net income or loss as part of income tax expense.

Gold Fields recognizes the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

(f)	NON-CURRENT INVESTMENTS: Non-current investments comprise (i) investments in listed companies which are classified as available-for-sale and are accounted for at fair value, with unrealized holding gains and losses excluded from earnings and reported as a separate component of shareholders’ equity; and (ii) investments in unlisted companies which are carried at their original costs as the directors believe that the original cost is not materially different from the fair value; (iii) monies in environmental trust fund; and (iv) equity method investments. Realized gains and losses are included in the determination of net income or loss.

Unrealized losses are included in the determination of net income or loss where it is determined that a decline, other than a temporary decline, in the value of the investment has occurred.

(g)	MATERIALS CONTAINED IN HEAP LEACH PADS: The recovery of gold from certain oxide ores is best achieved through the heap leaching process. Under this method, ore is placed on leach pads where it is permeated with a chemical solution, which dissolves the gold contained in the ore. The resulting “pregnant” solution is further processed in a leach plant where the gold in solution is recovered. For accounting purposes, value is added to leach pads based on current mining costs, including applicable depreciation and amortization relating to mining operations. Value is removed from the leach pad as ounces are recovered in circuit at the leach plant based on the average cost per recoverable ounce of gold on the leach pad.

The engineering estimates of recoverable gold on the heap leach pads are calculated from quantities of ore placed on the pads (measured tonnes added to the leach pads), the grade of ore placed on the leach pads (based on assay data) and a recovery percentage (based on the leach process and the ore type). In general, the leach pad production cycles project recoveries of approximately 50% to 70% of the placed recoverable ounces in the first year of leaching, declining each year thereafter until the leaching process is completed.

Although the quantities of recoverable gold placed on the leach pads are reconciled by comparing the grades of ore placed on the pads to the quantities of gold actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is constantly monitored and engineering estimates are refined based on actual results over time. Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to market are accounted for on a prospective basis. The ultimate recovery of gold from the pad will not be known until the leaching process is terminated.

The current portion of leach pad inventories is determined based on engineering estimates of the quantities of gold at the reporting date that are expected to be recovered during the next twelve months.

(h)	INVENTORIES: Inventories are valued at the lower of cost and market. The Group’s inventories comprise consumable stores, gold-in-process, gold bullion, ore stockpiles and mineral rights and are accounted for as follows:

Consumable stores: Consumable stores are valued at average cost, after appropriate provision for surplus and slow moving items.

Gold-in-process: Gold in-process inventories at the international operations represent materials that are currently in the process of being converted to a saleable product. Conversion processes vary depending on the nature of the ore and the specific mining operation, but include mill in-circuit, leach in-circuit, flotation and column cells, and carbon in-pulp inventories. In-process material is measured based on assays of the material fed to process and the projected recoveries of the respective plants.

In-process inventories are valued at the average cost of the material fed to process attributable to the source material coming from the mine, stockpile or leach pad plus the in-process conversion costs, including applicable depreciation relating to the process facility, incurred to that point in the process.

Gold bullion: Gold bullion inventories represent saleable gold ore or gold bullion and are valued at the average cost of the respective in-process inventories incurred prior to the refining process, plus refining costs.

Concentrates: Concentrate inventories represent concentrate available for shipment. The concentrate inventory is valued at the average cost, including an allocated portion of amortization. Costs are added to and removed from the concentrate inventory based on tons of concentrate and are valued at the lower of average cost and market value. Management’s determination of the gold and copper concentrate content and quantity depends on assay and laboratory results for the metal content and survey for the quantities.

Stockpiles: Stockpiles represent coarse ore that has been extracted from the mine that is available for further processing. Stockpiles are measured by estimating the number of tons (via truck counts and/or in-pit surveys of the ore before stockpiling) added and removed from the stockpile, the number of contained ounces (based on assay data) and the recovery percentage (based on the process for which the ore is destined). Stockpile tonnages are verified by periodic surveys. Stockpiles are valued based on mining costs incurred up to the point of stockpiling the ore, including applicable depreciation and amortization relating to mining operations. Value is added to a stockpile based on the current mining cost per ton plus applicable depreciation and amortization and removed at the average cost per recoverable ounce of gold in the stockpile.

Mineral rights: Mineral rights not linked to any specific operation are valued at the lower of cost and market value.

(i)	FINANCIAL INSTRUMENTS: Financial instruments carried on the balance sheet include cash and cash equivalents, investments, receivables, derivative financial instruments, accounts payable and accrued liabilities. The particular recognition method for each financial instrument item is disclosed in its respective significant accounting policy description.

(j)	HEDGING: The Group accounts for its hedging activities in accordance with Accounting Standards

Codification, or ASC, guidance for derivative instruments and hedging activities.

Under ASC 815, all derivatives are recognized on the balance sheet at their fair value, unless they meet the criteria for the normal purchases normal sale exemption. On the date a derivative contract is entered into, the Group designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (fair value hedge), (2) a hedge of a forecasted transaction (cash flow hedge), or (3) a hedge of a net investment in a foreign entity. Certain derivative transactions, while providing effective economic hedges under the Group’s risk management policies, do not qualify for hedge accounting.

Hedging activities are conducted in accordance with guidelines established by the Audit Committee which allow for the use of various hedging instruments.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a fair value hedge, are recorded in net income or loss, along with the change in the fair value of the hedged asset or liability that is attributable to the hedged risk.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a cash flow hedge, are recognized directly in shareholders’ equity. Amounts deferred in shareholders’ equity are included in net income or loss in the same period during which the hedged firm commitment or forecasted transaction affects net income or loss.

Recognition of derivatives which meet the criteria for the normal purchases normal sales exception under ASC 815 is deferred until settlement. Under these contracts, the Group must deliver a specified quantity of gold at a future date at a specified price to the contracted counter-party.

Hedges of net investment in foreign entities are accounted for similarly to cash flow hedges. Changes in the fair value of derivatives that do not qualify for hedge accounting are recognized in net income or loss, under the caption entitled gains and losses on financial instruments. The fair value recognized on the balance sheet is included under the caption financial instruments.

The Group formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking derivatives designed as hedges to specific assets and liabilities or to specific firm commitments or forecasted transactions. The Group also formally assesses, both at the hedge inception date and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

(k)	CASH AND CASH EQUIVALENTS: Cash and cash equivalents comprise cash on hand, demand deposits and investments in money market instruments. These are all highly liquid investments with a maturity of three months or less at the date of purchase.

The carrying amount of cash and cash equivalents is stated at cost which approximates fair value.

(l)	TRADE RECEIVABLES: Trade receivables are carried at anticipated realizable value. Estimates are made for doubtful debts based on a review of all outstanding amounts at period end. Irrecoverable amounts are written off during the period in which they are identified.

(m)	PROVISIONS: Provisions are recognized when information is available prior to the issuance of the financial statements which indicates that it is probable that an asset has been impaired or a liability had been incurred at the date of the financial statements and the amount can be reasonably estimated.

(n)	REHABILITATION COSTS: ASC 410 applies to legal obligations associated with the retirement of a long-lived asset that result from the acquisition, construction, development and/or the normal operation of a long-lived asset.

Under ASC 410 the Group records the fair value of a liability for an asset retirement obligation in the period in which it is incurred. When the liability is initially recorded, the Group correspondingly capitalizes the cost by increasing the carrying value of the related long-lived asset. Over time, the liability is increased (accretion) to reflect an interest element considered in its initial measurement at fair value, and the capitalized cost is amortized over the useful life of the related asset. Upon settlement of the liability, the Group will record a gain or loss if the actual cost incurred differs from the liability recorded.

Environmental liabilities, other than rehabilitation costs which relate to liabilities from specific events, are expensed as incurred.

(o)	ENVIRONMENTAL TRUST FUNDS: Contributions are made to the Group’s trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the Group’s South African mines. Contributions are determined on the basis of the estimated environmental obligation over the life of the mine. Income earned on monies paid to environmental trust funds is accounted for as investment income. The funds contributed to the trusts plus growth in the trust funds are included under investments on the balance sheet.

(p)	EMPLOYEE BENEFITS

(i)	PENSION AND PROVIDENT FUNDS: In South Africa, the Group operates a defined contribution retirement plan and contributes to a number of industry based defined contribution retirement plans. The retirement plans are funded by payments from employees and the Group.

Contributions to defined contribution funds are recognized in net income or loss as incurred.

(ii)	POST-RETIREMENT HEALTH CARE COSTS: Medical coverage is provided through a number of schemes. Post-retirement health care in respect of existing employees is recognized as an expense over the remaining service lives of the relevant employees.

The Group has an obligation to provide medical benefits to certain of its pensioners and dependents of ex-employees. These liabilities are unfunded and have been provided in full, calculated on an actuarial basis.

Valuation of these obligations is carried out annually by independent actuaries using appropriate mortality tables, long-term estimates of increases in medical costs and appropriate discount rates.

(iii)	SHARE-BASED COMPENSATION PLANS: Compensation costs recognized in fiscal 2012, 2011, six months ended December 31, 2010 and fiscal 2010 include: a) compensation cost for all share-based payments granted prior to, but not yet vested as of July 1, 2005, based on the grant-date fair value estimated in accordance with the original provisions of ASC 718, Accounting for Stock- Based Compensation, and b) compensation cost for all share-based payments granted subsequent to June 30, 2005, based on the grant-date fair value estimated in accordance with the provisions of ASC 718, Stock-Based Compensation.

(q)	REVENUE RECOGNITION: Revenue arising from gold and by-product sales is recognized when the risks and rewards of ownership and title pass to the buyer under the terms of the applicable contract, the pricing is fixed and determinable and collectability is reasonably assured. Sales revenue excludes value-added tax but includes the net profit and losses arising from hedging transactions from matched gold sales contracts, which are designated as normal sales contracts.

Contracts for the sale of copper concentrate are provisionally priced - that is, the selling price is subject to final adjustment at the end of a period normally ranging from 30 to 90 days after delivery to the customer, based on market prices at the relevant quotation points stipulated in the contract.

Revenue on provisionally priced copper concentrate sales is recorded on the date of shipment, net of refining and treatment charges, using the forward London Metal Exchange price to the estimated final pricing date, adjusted for the specific terms of the relevant agreement. Variations between the price used to recognize revenue and the actual final price received can be caused by changes in prevailing copper and gold prices and result in an embedded derivative. The host contract is the receivable from the sale of copper concentrate at the forward London Metal Exchange price at the time of sale. The embedded derivative, which does not qualify for hedge accounting, is marked-to-market each period until final settlement occurs, with changes in fair value classified as provisional price adjustments and included as a component of revenue while the contract itself is recorded in accounts receivable.

(r)	DIVIDEND INCOME: Dividends are recognized when the right to receive payment is established.

(s)	INTEREST INCOME: Interest is recognized on a time proportion basis taking account of the principal outstanding and the effective rate to maturity on the accrual basis.

(t)	DIVIDENDS DECLARED: Dividends proposed are recognized only when the dividends are declared. Dividends are payable in South African Rand.

(u)	SEGMENT REPORTING: The Group is a gold mining company operating geographically in South Africa, Ghana, Australia and Peru. The business segments comprise geographical operations based on locations and operating units.

(v)	EARNINGS/(LOSS) PER SHARE is calculated based on the net income/(loss) divided by the weighted average number of common shares in issue during the period. Diluted earnings/(loss) per share is presented when the inclusion of potential ordinary shares has a dilutive effect on earnings/ (loss) per share.

(w)	RECLASSIFICATIONS: Share-based compensation in prior periods has been reclassified into respective expense captions where compensation costs of underlying employees are ordinarily classified. The reclassification has been made to conform with guidance SAB Topic 14.F.

(x)	RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

Revenue recognition

In October 2009, the Accounting Standards Codification, or ASC guidance, related to revenue recognition: multiple-deliverable revenue arrangements was updated. The update specifies multiple-deliverable revenue arrangements will be separated in more circumstances than under existing U.S. GAAP requirements. It establishes a selling price hierarchy and requires significant expansion of disclosures relating to multiple-deliverable revenue arrangements. The amendments in this update are effective prospectively for revenue arrangements entered into or modified in fiscal years beginning on or after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

In April 2010, the ASC guidance related to revenue recognition: milestone method of revenue recognition was updated. The amendments provide guidance on the criteria that should be met for determining whether the milestone method of revenue recognition is appropriate. The amendments are effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years beginning on or after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

Fair value measurements

In January 2010, the ASC guidance related to fair value measurement: improving disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 (unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities) and Level 2 (Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly for substantially the full term of the asset or liability) fair value measurements and describe the reasons for the transfers. In addition, entities are required to present separately information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Except for presentation changes, the updated guidance did not have an impact on the Group’s financial statements.

During May 2011, the ASC guidance related to fair value measurement: amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRS was issued. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance, additional disclosure requirements to the financial statements or wording changes to align with IFRS. The updated guidance did not, materially impact Gold Fields’ financial statements.

Derivatives and hedging

During March 2010, the ASC guidance related to derivatives and hedging: scope exception related to embedded credit derivatives was updated. The amendments clarify the scope exceptions related to embedded credit derivatives. The amendments are effective from the first fiscal quarter beginning after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

Compensation - stock compensation

During April 2010, the ASC guidance related to compensation - stock compensation: effect of denominating the exercise price of a share-based payment awarded in the currency of the market in which the underlying equity security trades was updated. The update clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The amendments are effective for those fiscal years, and interim periods within those fiscal years beginning on or after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

Intangibles - goodwill and other

In December 2010, the ASC guidance related to intangibles - goodwill and other: when to perform step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts relating to goodwill testing was updated. The update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. For public entities, the update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

Comprehensive income

During June 2011, the ASC guidance related to comprehensive income: presentation of comprehensive income was updated. The amendments provide an entity with the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The amendments eliminate the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05. The updated guidance impacted Gold Fields’ order of its primary financial statements.

Intangibles: Goodwill

During September 2011, the ASC guidance related to intangibles: goodwill and other: testing goodwill for impairment was updated. The amendments permit an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it need not perform the two-step impairment test. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The updated guidance did not impact Gold Fields’ financial statements.

Recently issued accounting pronouncements not yet adopted

Balance sheet

During December 2011, the ASC guidance related to disclosures about offsetting assets and liabilities was updated. The amendments require an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS. The amendments are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Group will implement the provisions of ASU 2011-11 as of January 1, 2013. Gold Fields does not expect that the updated guidance will impact its financial statements.

Comprehensive Income

In February 2013, the ASC guidance related to reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income was updated. The amendments require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income, either on the face of the statement of operations or in the notes, if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income in the same reporting period. For other amounts not required by U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures which provide additional information about the amounts. The guidance is effective prospectively for reporting periods beginning after December 15, 2012. As this guidance provides only presentation requirements, the adoption of this standard will not impact Gold Fields’ results of operations, cash flows or financial position.